Stockholders' Equity (Tables)	6 Months Ended
Sep. 30, 2012
Stockholders Equity Note [Line Items]
Schedule of Valuation Assumptions

Number of shares underlying the warrants	75,000
Exercise price	$3.15
Volatility	175%
Risk-free interest rate	0.74%
Expected dividend yield	0.00%
Expected warrant life (years)	3.00

Schedule of Re-measured Warrant Valuation Assmuptions

Number of shares underlying the warrants	18,750
Exercise price	$3.15
Volatility	197%
Risk-free interest rate	0.24%
Expected dividend yield	0.00%
Expected warrant life (years)	1.67

Schedule of Common Stock Purchase Warrants Valuation Assumptions
June 28, 2012	May 27, 2011
Number of shares underlying the warrants	250,000	50,000
Exercise price	$0.64	$7.00
Volatility	185%	190%
Risk-free interest rate	0.69%	1.65%
Expected dividend yield	0.00%	0.00%
Expected warrant life (years)	3	5

Schedule of Stock Options Activity

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding at April 1, 2012	1,025,000	$1.31	-	$-
Granted	30,000.87		-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Outstanding at September 30, 2012	1,055,000	$1.29	3.42	$-
Exercisable at September 30, 2012	880,000	$1.37	3.26	$-

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding at April 1, 2011	800,000	$1.58	-	$-
Granted	450,000	1.01	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Outstanding at September 30, 2011	1,250,000	$1.38	4.18	$-
Exercisable at September 30, 2011	637,500	$1.55	3.67	$-

Direct Response Consultant [Member]
Stockholders Equity Note [Line Items]
Schedule of Valuation Assumptions

Number of shares underlying the warrants	30,000
Exercise price	$0.87
Volatility	185%
Risk-free interest rate	0.68%
Expected dividend yield	0.00%
Expected warrant life (years)	5